Derivatives - Summary of Warrants (Details) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended				0 Months Ended
	Dec. 28, 2010	Aug. 31, 2009	Apr. 30, 2012	Apr. 30, 2012 Range 1 [Member]		Apr. 30, 2012 Range 2 [Member]	Dec. 28, 2010 Maximum [Member]	Dec. 28, 2010 Minimum [Member]
Date of Issue				Jul. 30, 2010		Dec. 28, 2010
Number of Warrants			2,720,000	720,000		2,000,000
Exercise price				$ 0.25	[1]	$ 0.25
Expiry date				Jul. 30, 2013		Dec. 28, 2013
Fair Value, issue date			$ 166,810	$ 81,510		$ 85,300
Fair Value			10,789	1,731		9,053
Number of warrants increased							720,000	360,000
Warrants exercise price	$ 0.20	$ 0.25					$ 0.25	$ 0.50
Warrants due from holder			$ 250,000

[1]	(1) On December 28, 2010, the number of warrants was increased from 360,000 to 720,000 and the exercise price was reduced from $0.50 to $0.25 per share pursuant to the ratchet terms in the consulting warrants. As of April 30, 2012, the warrant holder was also due $250,000. The warrant holder is no longer in business and the debt has been extinguished.